Note 9 - Related Party Transcations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
NOTE 8 – RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements.

In connection with the sale of the Series A Preferred Share on February 4, 2014, Josh Kornberg, our former, and then President, CEO and Interim Chairman of the Board, was one of the Purchasers. Mr. Kornberg purchased 770 Preferred Shares for a purchase price of $25,000 and received warrants to purchase 3 shares of common stock.

SOK Partners, LLC (“SOK”), a large stockholder with Mr. Kornberg and Dr. Samuel Herschkowitz as managing partners, invested in the July 2014 offering of convertible notes and warrants. In November 2014, the convertible noteholders agreed to convert certain balances of the convertible notes in connection with the public offering of the Existing Units, in consideration of the agreement to issue certain additional shares. See “Management’s Discussion and Analysis of Financial Conditions and Results of Operations – Liquidity and Capital Resources – History Financing – 2014 Sales of Convertible Notes and Warrants.” In connection with the Unit Offering in August 2015, all such convertible notes were redeemed at a redemption price of 140% of the principal amount thereof, plus accrued and unpaid interest. The Company paid approximately $163,000 to SOK in redemption of its convertible note. In addition, Rick Koenigsberger, a former director who resigned on June 5, 2015, is a holder of membership units of SOK Partners.

In connection with the Unit Exchange that was consummated on August 31, 2015, 250 shares of Series A Convertible Stock held by Mr. Kornberg were exchanged for 2,778 Exchange Units.

NOTE 9 - RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements. Rick Koenigsberger, a director, is a holder of membership units in SOK Partners.

In connection with the sale of the Series A Preferred Shares on February 4, 2014, Joshua Kornberg, our President, Chief Executive Officer and Interim Chairman of the Board, was one of the purchasers. Mr. Kornberg purchased 19,231 Series A Preferred Shares for a purchase price of $25,000 and received warrants to purchase 3 shares of common stock.

SOK Partners, LLC (“SOK”), a 10% stockholder with Mr. Kornberg and Dr. Samuel Herschkowitz as managing partners, invested in the July 2014 offering of convertible notes and warrants. In November 2014, the convertible noteholders agreed to convert certain balances of the convertible notes in connection with the public offering of the Existing Units, in consideration of the agreement to issue certain additional shares. See “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Liquidity and Capital Resources – History Financing – 2014 Sales of Convertible Notes and Warrants.” In connection with the Unit Offering in August 2015, all such convertible notes were redeemed at a redemption price of 140% of the principal amount thereof, plus accrued and unpaid interest. The Company paid approximately $163,000 to SOK in redemption of its convertible note. In addition, Ricardo Koenigsberger, a former director who resigned on June 5, 2015, is a holder of membership units of SOK Partners.

In connection with the Unit Exchange that was consummated on August 31, 2015, 250 shares of Series A Convertible Stock held by Mr. Kornberg were exchanged for 2,778 Exchange Units.